CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2018
CAPITAL MANAGEMENT [Abstract]
Disclosure of capital management [Text Block]
31.	CAPITAL MANAGEMENT

The Company’s objectives when managing capital are:

(i)            To safeguard the Company’s ability to continue as a going concern and to be able to service its debts when they are due;

(ii)           To maintain an optimal capital structure so as to maximize shareholder value; and

(iii)          To maintain a strong credit rating and healthy capital ratios in order to support the Company’s stability and growth.

The Company actively and regularly reviews and manages its capital structure to ensure optimal shareholder returns, taking into consideration the future capital requirements of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities. The Company manages its common shares and stock options as capital.

The Company is not subject to externally imposed capital requirements, except for, as disclosed in Note 23(a), the Company’s PRC subsidiaries are required by the Foreign Enterprise Law of the PRC to contribute to and maintain a non-distributable statutory reserve fund whose utilization is subject to approval by the Board of Directors. This externally imposed capital requirement has been complied with by the PRC subsidiaries for the years ended December 31, 2018, 2017 and 2016.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, increase share capital, obtain new borrowings or sell assets to reduce debt.

There were no changes in the Company’s overall approach to capital management during the report periods.

The capital structure of the Company consists of debts (which include borrowings, less cash and cash equivalents) and equity attributable to shareholders of the Company (comprising issued capital and reserves). The Company monitors capital on the basis of the debt to capital ratio, which is calculated as net debts divided by equity attributable to shareholders of the Company.

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Interest-bearing bank borrowings	-	-
Amounts owed to related parties	36,203	36,017
Total debts	36,203	36,017
Less: Cash and cash equivalents (excluding restricted bank balances)	(9,016)	(2,328)
Net debts	27,187	33,689
Equity attributable to shareholders of the Company	275,712	694,530
Gearing ratio	9.9%	4.9%